Note 13 - Capital and Other Components of Equity (Details Textual)							1 Months Ended	12 Months Ended					13 Months Ended
		Jan. 22, 2018 CAD ($) shares	Jan. 22, 2018 USD ($) shares	Dec. 27, 2017 CAD ($) $ / shares shares	Dec. 27, 2017 USD ($) shares	Feb. 21, 2017 CAD ($) $ / shares shares	Mar. 31, 2017 CAD ($) $ / shares	Mar. 31, 2018 CAD ($) $ / shares shares	Mar. 31, 2018 USD ($) shares	Feb. 28, 2017 CAD ($) $ / shares	Feb. 28, 2017 USD ($)	Feb. 29, 2016 CAD ($)	Mar. 31, 2017 CAD ($) $ / shares	Mar. 31, 2017 USD ($)	Mar. 31, 2018 $ / shares	Dec. 27, 2017 $ / shares shares
Statement Line Items [Line Items]
Number of units issued during period | shares				9,900,990	9,900,990	3,930,518
Unit issued, price per unit | (per share)						$ 1.45										$ 1.01
Proceeds from issuing units				$ 12,600,000	$ 10,000,000	$ 5,699,000
Number of shares called by warrants | shares				495,050		234,992										495,050
Exercise price, warrants issued					1.2625	$ 2.15
Proceeds from exercise of warrants								$ 384,000
Warrant costs				$ 406,000
Unit, shares of class A share | shares						1
Unit, shares of class A share purchase warrant | shares						0.5
Number of shares called by each warrant | shares				1		1										1
Unit issuance costs						$ 1,190,000
Warrants and rights outstanding						144,000
Weighted average share price						$ 2.65
Increase (decrease) from equity settled non-employee share-based payment, shares | shares						60,000
Share issued, price per share | $ / shares						$ 1.57
Increase (decrease) from equity settled non-employee share-based payment						$ 94,000							94,000
Share-based payment costs allocated to share capital						85,000
Share-based payment costs allocated to debt						$ 9,000
Public offering warrants 2017 related to liability [member]
Statement Line Items [Line Items]
Exercise price, warrants issued									$ 1.26
Series 8 December 2013 Public offering warrants related to liability [member]
Statement Line Items [Line Items]
Warrants and rights outstanding	[1]						209,000	21,000		187,000		156,000	209,000
Exercise price for 10 warrants | $ / shares															$ 15
Series 2017-BW Broker warrants related to equity [member]
Statement Line Items [Line Items]
Warrants exercised, equity shares issued, amount								71,000
Exercise price, warrants issued								2.15
Warrants and rights outstanding	[2]						144,000			144,000			144,000
Warrants exercised, equity shares issued | shares								117,496	117,496
Warrants expired | shares								117,496	117,496
Public offering warrants February 2017, equity portion [member]
Statement Line Items [Line Items]
Warrants exercised, equity shares issued, amount								$ 132,000
Exercise price, warrants issued									$ 1.2625
Warrants and rights outstanding	[3]
Warrants exercised, equity shares issued | shares								61,225	61,225
Series December 2017 US Broker warrants, equity portion [member]
Statement Line Items [Line Items]
Exercise price, warrants issued								$ 2.15
Warrants and rights outstanding	[4]							406,000
The 2017 Unsecured convertible debenture conversion option and contingent warrant related to equity [member]
Statement Line Items [Line Items]
Exercise price, warrants issued								1.90
Warrants and rights outstanding	[5]						309,000	309,000		309,000			309,000
Deferred tax expense (income)								129,000
Series 9 Private Placement warrants 2013 related to equity [member]
Statement Line Items [Line Items]
Exercise price, warrants issued								13.30
Warrants and rights outstanding	[6]
Additional paid-in capital [member]
Statement Line Items [Line Items]
Warrant costs								$ 144
Underwriter [member]
Statement Line Items [Line Items]
Exercise price, warrants issued					$ 1.26
Underwriter [member] | Exercised portion of a over-allotment option [member]
Statement Line Items [Line Items]
Number of shares called by warrants | shares		766,179	766,179
Exercise price, warrants issued			$ 1.01
Proceeds from exercise of warrants		$ 963,000	$ 773,000
Underwriter [member]
Statement Line Items [Line Items]
Warrants exercised, equity shares issued, amount				$ 0
Number of shares called by warrants | shares				892,044												892,044
Warrant liabilities issued December 27, 2017 [member]
Statement Line Items [Line Items]
Number of units issued during period | shares				8,910,891	8,910,891
Exercise price, warrants issued									$ 1.26
Fair value per shares issuable warrants | $ / shares				$ 0.60			$ 0	$ 0.65		$ 0			$ 0
Number of shares called by each warrant | shares				1												1
Derivative warrant liabilities [member]
Statement Line Items [Line Items]
Total financial liabilities at fair value through profit or loss								$ 5,900,000
Warrant costs								$ 2,700,000
Class A shares [member]
Statement Line Items [Line Items]
Number of units issued during period | shares				9,900,990	9,900,990
Class B shares [Member]
Statement Line Items [Line Items]
Non-cumulative dividend rate								5.00%
Conversion ratio								1	1
Redeemable price per share | $ / shares								$ 0.80
Number of shares outstanding at end of period | shares								0
Total number of shares issued | shares								0
Class C shares [Member]
Statement Line Items [Line Items]
Non-cumulative dividend rate								5.00%
Conversion ratio								1	1
Redeemable price per share | $ / shares								$ 0.20
Number of shares outstanding at end of period | shares								0
Total number of shares issued | shares								0
Class D and E shares [Member]
Statement Line Items [Line Items]
Conversion ratio								1	1
Number of shares outstanding at end of period | shares								0
Total number of shares issued | shares								0
Class D and E shares [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Non-cumulative dividend rate								0.50%
Class D and E shares [Member] | Top of range [member]
Statement Line Items [Line Items]
Non-cumulative dividend rate								2.00%
Class A shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period | shares								0
Total number of shares issued | shares								0

[1]	In order to obtain one Common Share of the Corporation at an exercise price of US$15.00, 10 warrants must be exercised. Warrants expire on December 3, 2018.
[2]	Warrant to acquire one Common Share of the Corporation at an excersise price of 2.15 expiring on February 21, 2018. 117,496 warrants amounted to $71 were exercised in November 2017 and 117,496 warrants expired on February 21, 2018.
[3]	Warrant to acquire one Common Share of the Corporation at an exercise price of US$1.2625, expiring on December 27, 2022. 61,225 warrants amounted to $132 were exercised in November 2017.
[4]	Warrant to acquire one Common Share of the Corporation at an exercise price of $2.15, expiring on February 21, 2022.
[5]	Warrant to acquire one Common Share of the Corporation at an exercise price of $1.90 expiring on February 21, 2020, net of deferred tax expense of $129.
[6]	Warrant to acquire one Common Share of the Corporation at an exercise price of $13.30, expiring on December 3, 2018.